RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities:
As of the beginning of the year	$ 4,191,989	$ 11,422,417
Additions	903,378	382,004
Financial adjustments	654,879	732,234
Foreign Exchange gain /(losses)	1,170,960	1,427,154
Gain on net monetary position	(1,061,635)	(5,937,085)
Deletions	0	(1,551,109)
Payments	(2,325,884)	(2,283,626)	$ (2,752,234)
As of the end of the year	3,533,687	4,191,989	11,422,417
Right of use assets:
As of the beginning of the year	4,178,512	7,294,388
Additions	903,378	382,004
Deletions	0	(1,648,580)
Depreciation	(1,840,689)	(1,849,300)
As of the end of the year	$ 3,241,201	$ 4,178,512	$ 7,294,388